Reserves (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of reserves within equity [abstract]
Disclosure Of Detailed information about reserves within equity [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Foreign currency translation reserve
Opening balance	(2,154)	(2,125)	(2,156)	(2,063)
Transfers in	148	(29)	31	(93)
Balance at the end of the period	(2,006)	(2,154)	(2,125)	(2,156)